CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash information - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents consist of
Cash	$ 0.3	$ 0.3	$ 814.1
Cash equivalents	2.1	0.8	1.7
Total cash and cash equivalents	$ 2.4	$ 1.1	$ 815.8